Business combinations, acquisitions and non-controlling interest	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business combinations, acquisitions and non-controlling interest
12. Business combinations, acquisitions and
non-controlling
interest
a)
The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2019 and 2020:
Acquisitions 2019
a) On January 24, 2019, the Company acquired 100% of Telefónica Móviles Guatemala, S.A (“Telefónica Guatemala”) from Telefónica S.A. and certain of its affiliates. The acquired company provides mobile and fixed telecommunications services, including voice, data and Pay TV. The final purchase price paid for the business acquisition was Ps.5,734,254, net of acquired cash. For the purchase accounting, the Company determined the fair value of Telefónica Guatemala´s identifiable assets and liabilities based on relative fair values.
The purchase accounting is completed as of the date of the financial statements and the values of the assets acquired and liabilities assumed are as follows:

	2019 amounts at the acquisition date
Current assets	Ps.	1,312,906
Other non-current assets		257,853
Intangible assets (excluding goodwill)		1,354,105
Property, plant and equipment		4,144,334
Rights-of-use		864,046

Total assets acquired		7,933,244
Accounts payable		1,248,470
Other liabilities		1,705,580

Total liabilities assumed		2,954,050

Fair value of assets acquired a liabilities assumed-net		4,979,194
Acquisition Price		6,174,330

Goodwill	Ps.	1,195,136

b) On December 18, 2019, after receipt of the necessary approvals from local regulators, the Company completed the previously announced acquisition of 100% of Nextel Telecomunicações Ltda. and its subsidiaries (“Nextel Brazil”), from NII Holdings, Inc. and certain of its affiliates (“NII”) and AI Brazil Holdings B.V. Nextel Brazil provides nationwide mobile telecommunications services.
The aggregate purchase price was Ps.17,992,362, after making adjustments pursuant to the Purchase Agreement. After deducting Ps.9,325,712 of net debt, the net purchase consideration transferred at closing was Ps.6,905,539 net of acquired cash.
The net assets recognized in the 31 December 2019 financial statements were based on provisional amounts, the Company finished the Purchase Price allocation adjusting some values mainly for the spectrum licenses from the provisional goodwill, as a result the final goodwill was Ps.1,912,372.

The final amounts as of the date of the financial statement and the values of the assets acquired and liabilities ass
u
med are as foll
o
ws:

2019 amounts at the acquisition date
Current assets	Ps. 6,366,943
Other non-current assets	5,970,810
Intangible assets (excluding goodwill)	12,914,175
Property, plant and equipment	5,147,093
Rights-of-use assets	8,086,655

Total assets acquired	38,485,676
Accounts payable	9,170,230
Other liabilities	22,504,097

Total liabilities assumed	31,674,327

Fair value of assets acquired a liabilities assumed-net	6,811,349
Purchase consideration transferred	8,723,721

Goodwill	Ps. 1,912,372

Acquisitions 2020
a) During 2020, the Company acquired through its subsidiaries, other entities for which it paid Ps.152,896, net of acquired cash.
b) The Company acquired an additional
non-controlling
interest in its entities for an amount of Ps.1,104,662.
c) In December 2020, the offer submitted by our Brazilian subsidiary, Claro, jointly with Telefónica Brasil, S.A. and TIM, S.A. for the acquisition of the mobile business owned by Oi Group was accepted. The offer is in the amount of R$16.5 billion, of which Claro will pay 22%. In consideration of such amount, Claro will receive 32% of Oi Group’s mobile business customer base and approximately 4.7 thousand mobile access sites. The closing of the transaction is subject to customary conditions including regulatory approvals from Anatel and Conselho Administrativo de Defesa Econômica, CADE.

Consolidated subsidiaries with non-controlling interests
The Company has control over Telekom Austria, which has a material non-controlling

interest. Set out below is summarized information as of December 31, 2019 and 2020 of TKA’s consolidated financial statements. The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the consolidated statements of financial position

	December 31,
	2019	2020
Assets:
Current assets	Ps. 29,516,038	Ps. 32,775,046
Non-current assets	137,724,390	150,747,947

Total assets	Ps.167,240,428	Ps.183,522,993

Liabilities and equity:
Current liabilities	Ps. 34,608,254	Ps. 49,942,415
Non-current liabilities	89,711,288	82,293,652

Total liabilities	124,319,542	132,236,067
Equity attributable to equity holders of the parent	21,864,132	26,129,649
Non-controlling interest (1)	21,056,754	25,157,277

Total equity	Ps. 42,920,886	Ps. 51,286,926

Total liabilities and equity	Ps.167,240,428	Ps.183,522,993

Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2018	2019	2020
Operating revenues	Ps.100,716,444	Ps.98,420,289	Ps.111,472,191
Operating costs and expenses	95,984,880	89,732,428	98,312,325

Operating income	Ps. 4,731,564	Ps. 8,687,861	Ps. 13,159,866

Net income	Ps. 3,809,694	Ps. 5,051,145	Ps. 7,787,388

Total comprehensive income	Ps. 5,047,838	Ps. 1,466,783	Ps. 12,103,406

Net income attributable to:
Equity holders of the parent	Ps. 1,942,944	Ps. 2,565,733	Ps. 3,986,412
Non-controlling interest	1,866,750	2,485,412	3,800,976

	Ps. 3,809,694	Ps. 5,051,145	Ps. 7,787,388

Comprehensive income attributable to:
Equity holders of the parent	Ps. 2,574,397	Ps. 748,059	Ps. 6,172,737
Non-controlling interest	2,473,441	718,724	5,930,669

	Ps. 5,047,838	Ps. 1,466,783	Ps. 12,103,406